Schedule I - Financial Information of Parent Company - Financial Information of Parent Company - Balance Sheets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and cash equivalents	$ 85,734,048	$ 32,538,513	$ 36,370,950	$ 40,905,996
Prepaid expenses and other current assets	3,488,647	8,540,863
Total current assets	120,734,896	92,214,207
Rental deposits	1,422,626	1,387,653
Assets	144,065,157	113,903,358	133,492,735
Accrued expenses and other current liabilities (including accrued expenses and othercurrent liabilities of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $6,282,466 and $13,035,773 as of December 31, 2014 and December 31, 2015, respectively)	15,655,425	8,837,734
Total current liabilities	43,758,927	36,442,880
Ordinary shares (112,417,933 and 118,098,018 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	56,856,000	56,386,606
Additional paid-in capital	28,145,846	24,207,606
Accumulated other comprehensive income	8,597,295	12,064,338
Retained deficits	(5,560,770)	(28,043,186)
Total shareholders' equity	88,038,371	64,615,364
Total liabilities and shareholders' equity	144,065,157	113,903,358
Parent Company [Member]
Cash and cash equivalents	971,500	1,383,205	721,271	2,941,180
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	7,350,974	7,492,739
Prepaid expenses and other current assets	290,603	2,479,810
Dividends receivable	16,529,639	17,541,570
Total current assets	25,142,716	28,897,324
Investment in subsidiaries	76,682,094	48,389,562
Rental deposits		66,893
Assets	101,824,810	77,353,779
Accrued expenses and other current liabilities (including accrued expenses and othercurrent liabilities of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $6,282,466 and $13,035,773 as of December 31, 2014 and December 31, 2015, respectively)	279,801	296,866
Amounts due to subsidiaries, VIEs and VIE's subsidiaries	13,506,638	12,441,549
Total current liabilities	13,786,439	12,738,415
Ordinary shares (112,417,933 and 118,098,018 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	56,856,000	56,386,606
Additional paid-in capital	28,145,846	24,207,606
Accumulated other comprehensive income	8,597,295	12,064,338
Retained deficits	(5,560,770)	(28,043,186)
Total shareholders' equity	88,038,371	64,615,364	$ 75,770,897	$ 79,965,182
Total liabilities and shareholders' equity	$ 101,824,810	$ 77,353,779